Other reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Other reserves	Other reserves

	2025	2024	2023
	US$m	US$m	US$m
Other reserves
Employee benefits reserve	287	281	290
Foreign currency translation reserve	795	795	795
Hedging reserve	188	1	88
Distributable profits reserve[1]	5,557	3,069	4,118
Other reserves	(72)	(38)	(30)
Non-controlling interest reserve	(373)	—	—
	6,382	4,108	5,261
1.For the year ended 31 December 2025, the Group transferred $4,500 million of retained earnings to the distributable profits reserve. The increase was offset by the 2024 final and 2025 interim dividend payments of $2,012 million.
Nature and purpose
Employee benefits reserve
Used to record share-based payments associated with the employee share plans.
Foreign currency translation reserve
Used to record foreign exchange differences arising from the translation of the financial statements of foreign entities from their functional currency to the Group’s presentation currency.
Hedging reserve
Used to record gains and losses on effective portion of hedges designated as cash flow hedges, and foreign currency basis spread arising from the designation of a financial instrument as a hedging instrument. Gains and losses accumulated in the cash flow hedge reserve for qualifying assets are capitalised against the carrying amount of that asset and recognised in the income statement as the asset is depreciated.
Distributable profits reserve
Used to record distributable profits generated by the parent entity, Woodside Energy Group Ltd.
Other reserves
Used to record gains and losses on financial instruments at fair value through other comprehensive income.
Non-controlling interest contribution reserve
Transactions that do not result in a loss of control are accounted for as equity transactions. When ownership interests change, the carrying amounts of both controlling and non‑controlling interests are adjusted to reflect the revised ownership proportions, with any difference between the adjustment and the consideration received recognised in the non-controlling interest contribution reserve within other reserves.